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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one):   [_] is a restatement
                                      [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Delaware Management Business Trust
Address: 2005 Market Street
         Philadelphia, PA 19103

Form 13F File Number: 28-05267

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cindy Lindenberg
Title:   Senior Compliance Officer
Phone:   215 255 2152

Signature, Place, and Date of Signing

/s/ Cindy Lindenberg    Philadelphia, PA    May 15, 2012
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    [Signature]          [City, State]         [Date]

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NO.  13F FILE #           NAME
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01   028-13120   Macquarie Group Limited

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